Airport Concessions - Summary of Values of Airport Concessions and Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	$ 15,938,359
Rights to use airport facilities	597,799	$ 646,801	$ 703,500
Airport concessions	9,622,181	$ 8,778,988	$ 9,668,698
Acquisition cost assigned	15,938,359
Mexican concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	16,600,878
Rights to use airport facilities	2,117,708
Right of use of concessioned assets	662,519
Airport concessions and right of use of concessioned assets	14,483,170
Acquisition cost assigned	16,600,878
Mexican concessions [Member] | Runways, aprons, platforms [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	519,057
Mexican concessions [Member] | Buildings [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	577,270
Mexican concessions [Member] | Other facilities [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	91,241
Mexican concessions [Member] | Land [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	930,140
Mexican concessions [Member] | Airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 13,820,651